American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
May 31, 2025

Avantis Emerging Markets Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.6%
Brazil — 5.0%
Allos SA	41,057	159,217
Automob Participacoes SA(1)	6,823	14,936
Banco ABC Brasil SA, Preference Shares	34,900	129,056
Banco Bradesco SA	249,300	607,613
Banco Bradesco SA, ADR	944,285	2,719,541
Banco do Brasil SA	707,300	2,896,226
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	51,400	108,650
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,694
Braskem SA, Class A, ADR(1)(2)	560	2,122
Brava Energia(1)	243,480	804,577
C&A Modas SA	102,100	319,001
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	18,042
Cia Siderurgica Nacional SA, ADR(2)	329,623	477,953
Cury Construtora e Incorporadora SA	81,100	406,103
Dexco SA	16,700	16,059
EcoRodovias Infraestrutura e Logistica SA(1)	154,900	185,246
Empreendimentos Pague Menos SA	60,508	37,239
Engie Brasil Energia SA	56,500	406,994
Even Construtora e Incorporadora SA	4,500	5,665
Fras-Le SA	21,900	100,320
Gerdau SA, ADR	1	3
Grupo Multi SA(1)	50,300	9,234
Grupo SBF SA	81,400	175,196
Guararapes Confeccoes SA(1)	31,731	47,379
Hidrovias do Brasil SA(1)	232,234	129,120
Iochpe Maxion SA	85,200	181,885
IRB-Brasil Resseguros SA(1)	73,116	625,375
Jalles Machado SA	37,700	27,025
JBS SA	213,600	1,497,571
Kepler Weber SA	5,400	7,695
Localiza Rent a Car SA	105	788
Lojas Renner SA	190,290	599,200
Magazine Luiza SA	214,000	344,600
Mahle Metal Leve SA	45,300	253,845
Marfrig Global Foods SA	285,900	1,263,169
Marisa Lojas SA(1)	42,058	10,810
Motiva Infraestrutura de Mobilidade SA	137,500	323,826
Moura Dubeux Engenharia SA	17,300	61,916
Movida Participacoes SA	96,800	117,118
Oceanpact Servicos Maritimos SA(1)	49,000	49,604
Pagseguro Digital Ltd., Class A	2,161	19,254
Patria Investments Ltd., Class A	22,964	292,561
Pet Center Comercio e Participacoes SA	165,700	126,024
Petroleo Brasileiro SA - Petrobras, ADR	47,544	548,658
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	61,193	662,108
Petroreconcavo SA	106,600	269,133
Plano & Plano Desenvolvimento Imobiliario SA	8,600	22,103
Portobello SA(1)	10,300	9,400
Positivo Tecnologia SA	34,000	28,177

PRIO SA(1)	363,300	2,492,507
Raizen SA, Preference Shares	628,100	215,242
Romi SA	12,012	19,553
Santos Brasil Participacoes SA	172,000	410,190
Sao Martinho SA	107,200	393,413
Ser Educacional SA	23,600	41,923
Serena Energia SA(1)	157,100	314,777
Simpar SA	42,500	39,754
SLC Agricola SA	110,700	366,968
Suzano SA, ADR(2)	221,813	1,925,337
SYN prop e tech SA	11,300	11,854
Taurus Armas SA, Preference Shares	18,920	25,505
TIM SA, ADR(2)	37,009	629,523
Trisul SA	16,100	21,844
Tupy SA	3,700	12,408
Ultrapar Participacoes SA, ADR(2)	113,541	323,592
Unipar Carbocloro SA, Class B Preference Shares	1,260	13,218
Vale SA, ADR	501,008	4,574,203
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,300	58,258
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	254,364
Vibra Energia SA	535,400	1,881,553
Wilson Sons SA	48,300	146,517
XP, Inc., Class A	128,895	2,495,407
		33,788,941
Chile — 0.7%
Banco de Chile	9,421,222	1,410,953
Banco de Credito e Inversiones SA	10,794	428,584
Banco Itau Chile SA	7,822	102,710
Cencosud Shopping SA	2,217	4,534
Colbun SA	2,621,447	405,923
Embotelladora Andina SA, Class B Preference Shares	95,655	419,355
Empresa Nacional de Telecomunicaciones SA	40,926	118,994
Empresas CMPC SA	188,678	301,116
Empresas Copec SA	29,213	203,777
Falabella SA	68,291	329,127
Parque Arauco SA	55,119	116,220
Ripley Corp. SA	140,653	65,996
Salfacorp SA	21,953	16,590
Sociedad Quimica y Minera de Chile SA, ADR(1)	34,197	1,040,615
		4,964,494
China — 25.6%
3SBio, Inc.(1)	2,002,000	4,811,226
AAC Technologies Holdings, Inc.	144,000	665,951
Agile Group Holdings Ltd.(1)(2)	24,000	1,303
Aluminum Corp. of China Ltd., H Shares	1,552,000	901,362
ANE Cayman, Inc.(1)	101,000	109,804
ANTA Sports Products Ltd.	437,800	5,283,022
Anton Oilfield Services Group	1,230,000	170,413
Autohome, Inc., ADR	9	221
BAIC Motor Corp. Ltd., H Shares	1,457,000	367,061
Bank of Chongqing Co. Ltd., H Shares	463,500	477,454
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,622,000	501,581
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	11,000	12,346
Binjiang Service Group Co. Ltd.	6,000	19,445
BOC Aviation Ltd.	84,600	683,198

BOE Varitronix Ltd.	336,000	244,818
Bosideng International Holdings Ltd.	4,146,000	2,315,638
Brilliance China Automotive Holdings Ltd.(2)	2,570,000	1,011,563
C&D International Investment Group Ltd.(2)	133,777	239,421
C&D Property Management Group Co. Ltd.	32,919	10,746
Canadian Solar, Inc.(1)(2)	16,283	171,460
Cango, Inc., ADR(1)	7,570	34,444
Central China New Life Ltd.(1)	116,000	18,766
China Automotive Systems, Inc.	4,064	16,581
China BlueChemical Ltd., H Shares	174,000	44,980
China Bohai Bank Co. Ltd., H Shares(1)	193,500	22,167
China Chunlai Education Group Co. Ltd.(2)	79,000	42,271
China CITIC Bank Corp. Ltd., H Shares	4,663,000	4,104,742
China Coal Energy Co. Ltd., H Shares	1,563,000	1,749,490
China Communications Services Corp. Ltd., H Shares	1,106,000	635,298
China Conch Venture Holdings Ltd.	146,500	163,109
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	2,940,000	845,351
China East Education Holdings Ltd.	759,500	605,975
China Education Group Holdings Ltd.	872,949	297,262
China Everbright Bank Co. Ltd., H Shares	2,050,000	947,853
China Everbright Environment Group Ltd.	58,000	28,719
China Everbright Greentech Ltd.	40,000	3,920
China Everbright Ltd.	26,000	15,319
China Feihe Ltd.	1,779,000	1,374,885
China Foods Ltd.	262,000	103,150
China Galaxy Securities Co. Ltd., H Shares	2,537,000	2,439,174
China Glass Holdings Ltd.(1)	88,000	2,684
China Hanking Holdings Ltd.	11,000	2,114
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	7,388
China Hongqiao Group Ltd.(2)	2,552,000	4,534,818
China Kepei Education Group Ltd.(2)	104,000	18,258
China Lesso Group Holdings Ltd.	604,000	301,417
China Longyuan Power Group Corp. Ltd., H Shares	2,780,000	2,300,436
China Medical System Holdings Ltd.	59,000	80,458
China Meidong Auto Holdings Ltd.	572,000	151,404
China Mengniu Dairy Co. Ltd.	516,000	1,152,981
China Minsheng Banking Corp. Ltd., H Shares	5,170,500	2,654,557
China National Building Material Co. Ltd., H Shares	4,250,718	1,891,010
China New Higher Education Group Ltd.	599,029	70,171
China Nonferrous Mining Corp. Ltd.	1,527,000	1,117,842
China Oriental Group Co. Ltd.	4,000	687
China Pacific Insurance Group Co. Ltd., H Shares	1,014,200	3,150,931
China Petroleum & Chemical Corp., Class H	264,000	142,175
China Power International Development Ltd.	4,861,000	1,980,200
China Railway Group Ltd., H Shares	2,308,000	1,037,970
China Resources Building Materials Technology Holdings Ltd.	978,000	204,901
China Resources Land Ltd.	1,215,500	3,937,314
China Resources Medical Holdings Co. Ltd.	4,000	2,096
China Resources Mixc Lifestyle Services Ltd.	143,200	676,849
China Resources Power Holdings Co. Ltd.(2)	1,562,000	4,052,488
China Risun Group Ltd.(2)	56,000	17,719
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,567
China Shineway Pharmaceutical Group Ltd.	173,000	167,764
China South City Holdings Ltd.(1)(2)	854,000	12,503
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	41,565

China Taiping Insurance Holdings Co. Ltd.	1,664,600	2,547,587
China Tower Corp. Ltd., Class H	3,287,800	4,868,587
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	588,000	169,234
China Travel International Investment Hong Kong Ltd.	118,000	15,465
China XLX Fertiliser Ltd.(1)	677,000	397,372
China Yongda Automobiles Services Holdings Ltd.(2)	1,475,500	452,713
China Youran Dairy Group Ltd.(1)(2)	1,706,000	578,360
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	79,949
CIMC Enric Holdings Ltd.	500,000	383,861
CITIC Ltd.	2,113,000	2,657,453
CMOC Group Ltd., H Shares	834,000	664,793
COFCO Joycome Foods Ltd.(1)(2)	1,199,000	228,861
Concord New Energy Group Ltd.	3,760,000	210,783
Consun Pharmaceutical Group Ltd.	55,000	74,283
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	308,000	239,941
COSCO SHIPPING Ports Ltd.	633,344	377,784
CSPC Pharmaceutical Group Ltd.	5,102,000	5,253,077
CSSC Hong Kong Shipping Co. Ltd.	726,000	171,789
Daqo New Energy Corp., ADR(1)(2)	13,806	184,448
Dongfeng Motor Group Co. Ltd., Class H	932,000	514,287
DPC Dash Ltd.(1)	10,500	126,994
Edvantage Group Holdings Ltd.	18,652	3,514
Essex Bio-technology Ltd.	41,000	27,391
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	16,980
FIH Mobile Ltd.(1)	49,200	58,040
FinVolution Group, ADR	76,008	635,427
Fosun International Ltd.	467,500	272,823
Fu Shou Yuan International Group Ltd.	741,000	339,466
Fufeng Group Ltd.	981,000	852,590
GDS Holdings Ltd., Class A(1)(2)	1,400	4,146
Geely Automobile Holdings Ltd.	3,810,000	8,491,794
Gemdale Properties & Investment Corp. Ltd.(2)	490,000	16,775
Goodbaby International Holdings Ltd.(1)	736,000	115,082
Grand Pharmaceutical Group Ltd.(2)	522,500	574,231
Great Wall Motor Co. Ltd., H Shares(1)	343,000	529,309
Greentown China Holdings Ltd.	1,060,500	1,279,433
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	726,000	90,014
Guoquan Food Shanghai Co. Ltd.(2)	405,200	164,494
Guotai Haitong Securities Co. Ltd., H Shares	487,800	688,084
Haichang Ocean Park Holdings Ltd.(1)(2)	1,954,000	201,387
Haitian International Holdings Ltd.	31,000	75,375
Hansoh Pharmaceutical Group Co. Ltd.	6,000	19,717
Harbin Electric Co. Ltd., H Shares	146,000	96,928
Hengan International Group Co. Ltd.	538,500	1,454,429
Hua Hong Semiconductor Ltd.(2)	2,000	8,015
Huaneng Power International, Inc., H Shares	2,178,000	1,375,336
iDreamSky Technology Holdings Ltd.(1)(2)	119,200	11,222
Ingdan, Inc.(1)	21,000	3,765
Inkeverse Group Ltd.	1,680,000	285,667
Innovent Biologics, Inc.(1)	827,500	6,529,488
iQIYI, Inc., ADR(1)(2)	321,413	514,261
JD Logistics, Inc.(1)	1,170,200	1,841,552
Jinchuan Group International Resources Co. Ltd.(2)	49,000	3,999
Jinxin Fertility Group Ltd.(2)	9,000	3,209
Jiumaojiu International Holdings Ltd.(2)	1,212,000	371,423

JNBY Design Ltd.	258,000	498,709
Kangji Medical Holdings Ltd.(2)	64,000	65,331
KE Holdings, Inc., ADR	1,488	27,468
Kinetic Development Group Ltd.	1,034,000	152,574
Kingboard Holdings Ltd.	375,500	1,064,789
Kingboard Laminates Holdings Ltd.	13,500	15,036
Kingsoft Corp. Ltd.	906,800	3,845,067
Kuaishou Technology(1)	915,900	6,156,887
Launch Tech Co. Ltd., Class H	31,500	52,137
Lee & Man Paper Manufacturing Ltd.(2)	436,000	119,681
LexinFintech Holdings Ltd., ADR	11,290	81,853
Lingbao Gold Group Co. Ltd., Class H	227,000	320,357
Linklogis, Inc., Class B	37,500	5,809
Longfor Group Holdings Ltd.(2)	1,468,663	1,824,261
Lufax Holding Ltd., ADR	14,642	42,901
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	4,139
Maoyan Entertainment(1)(2)	1,200	1,079
Midea Real Estate Holding Ltd.(1)(2)	201,000	97,053
Minth Group Ltd.(1)	994,000	2,676,327
MMG Ltd.(1)	4,893,600	1,801,897
NetDragon Websoft Holdings Ltd.	187,000	228,054
NetEase, Inc., ADR	7,327	892,136
New China Life Insurance Co. Ltd., H Shares	794,500	3,231,208
Newborn Town, Inc.(1)(2)	318,000	397,346
Nexteer Automotive Group Ltd.(2)	1,095,000	800,236
Nine Dragons Paper Holdings Ltd.(1)(2)	1,321,000	521,194
Noah Holdings Ltd., ADR	7,552	77,861
Orient Overseas International Ltd.	44,000	756,381
People's Insurance Co. Group of China Ltd., H Shares	3,952,000	2,577,832
Perennial Energy Holdings Ltd.	130,000	12,419
Poly Property Group Co. Ltd.(2)	677,000	122,887
Poly Property Services Co. Ltd., Class H	221,200	858,373
Postal Savings Bank of China Co. Ltd., H Shares	78,000	50,579
Powerlong Commercial Management Holdings Ltd.(1)	20,500	5,685
Q Technology Group Co. Ltd.	231,000	190,592
Qifu Technology, Inc., ADR	22,130	909,543
Qudian, Inc., ADR(1)	6,800	20,128
Radiance Holdings Group Co. Ltd.(1)(2)	163,000	54,096
Scholar Education Group(1)	150,000	77,245
Seazen Group Ltd.(1)	1,798,000	442,204
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	6,575
Shanghai Chicmax Cosmetic Co. Ltd.(2)	42,700	355,324
Shanghai Industrial Holdings Ltd.	151,000	240,304
Shenzhen Expressway Corp. Ltd., H Shares	166,000	140,820
Shenzhen International Holdings Ltd.	754,860	691,979
Shimao Services Holdings Ltd.(1)	2,000	200
Shougang Fushan Resources Group Ltd.	1,697,000	559,829
Shui On Land Ltd.	761,500	60,068
Sihuan Pharmaceutical Holdings Group Ltd.	128,000	15,973
Simcere Pharmaceutical Group Ltd.(2)	46,000	75,405
Sino Biopharmaceutical Ltd.	5,323,000	3,002,506
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	39
Sinotruk Hong Kong Ltd.	418,000	1,053,232
Skyworth Group Ltd.(1)(2)	261,457	101,816
SOHO China Ltd.(1)	427,500	29,289

SSY Group Ltd.	854,000	318,223
Sun Art Retail Group Ltd.	427,000	129,238
Sunac Services Holdings Ltd.(2)	948,000	201,124
SY Holdings Group Ltd.(2)	545,000	804,334
Tianli International Holdings Ltd.	225,000	105,826
Tianneng Power International Ltd.	206,000	160,387
Tingyi Cayman Islands Holding Corp.	1,772,000	2,899,790
Tongda Group Holdings Ltd.(1)	190,000	1,787
Topsports International Holdings Ltd.	2,338,000	832,563
Tsaker New Energy Tech Co. Ltd.	56,500	5,187
Tsingtao Brewery Co. Ltd., H Shares	198,000	1,369,758
Uni-President China Holdings Ltd.	149,000	193,546
Vipshop Holdings Ltd., ADR	282,526	3,896,034
Viva Biotech Holdings(1)	9,000	2,029
Vnet Group, Inc., ADR(1)	4,261	22,754
Want Want China Holdings Ltd.	3,699,000	2,373,657
Wasion Holdings Ltd.	478,000	439,467
Weibo Corp., ADR(2)	87,071	787,993
Weichai Power Co. Ltd., H Shares	294,000	572,438
Weilong Delicious Global Holdings Ltd.(2)	274,400	481,795
West China Cement Ltd.(2)	1,590,000	291,409
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	240,000	19,434
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	5,441
Xinte Energy Co. Ltd., H Shares(1)(2)	51,200	27,044
Xinyi Energy Holdings Ltd.(2)	89,800	11,079
Xinyi Solar Holdings Ltd.(2)	2,600,000	780,540
XJ International Holdings Co. Ltd.(1)	922,000	25,479
Xtep International Holdings Ltd.	1,195,500	899,488
Yankuang Energy Group Co. Ltd., H Shares	1,436,000	1,703,867
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	294,600	521,636
Yihai International Holding Ltd.(2)	340,000	577,942
Yixin Group Ltd.(2)	1,738,000	431,452
Yuexiu Property Co. Ltd.	243,000	135,213
Yuexiu Services Group Ltd.	221,000	81,525
Yuexiu Transport Infrastructure Ltd.	516,000	236,768
Zengame Technology Holding Ltd.	246,000	70,833
Zhaojin Mining Industry Co. Ltd., H Shares	1,233,000	3,123,254
Zhejiang Expressway Co. Ltd., H Shares	44,760	35,414
Zhejiang Leapmotor Technology Co. Ltd.(1)	119,600	839,347
Zhongsheng Group Holdings Ltd.	424,500	636,894
Zhou Hei Ya International Holdings Co. Ltd.(1)	442,000	147,707
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	3,600	2,696
ZTO Express Cayman, Inc., ADR	133,826	2,355,338
		174,329,186
Greece — 0.7%
Aegean Airlines SA	9,756	142,506
Alpha Services & Holdings SA	95,262	305,702
Eurobank Ergasias Services & Holdings SA, Class A	196,277	604,544
GEK TERNA SA(1)	6,137	133,553
Hellenic Telecommunications Organization SA	3,023	58,295
HELLENiQ ENERGY Holdings SA	26,170	224,685
LAMDA Development SA(1)	12,980	96,678
Motor Oil Hellas Corinth Refineries SA	14,051	374,792
National Bank of Greece SA	111,788	1,331,124
Optima bank SA	7,958	178,248

Piraeus Financial Holdings SA	197,543	1,316,006
Titan SA	5,692	258,448
		5,024,581
Hong Kong — 0.0%
Canvest Environmental Protection Group Co. Ltd.(2)	16,000	9,998
EVA Precision Industrial Holdings Ltd.	54,000	4,939
Hilong Holding Ltd.(1)	205,000	261
Shanghai Industrial Urban Development Group Ltd.(1)	240,000	9,160
Shinsun Holdings Group Co. Ltd.(1)	137,000	175
		24,533
Hungary — 0.3%
OTP Bank Nyrt	28,126	2,133,534
India — 22.1%
5Paisa Capital Ltd.(1)	3,763	18,091
Aadhar Housing Finance Ltd.(1)	9,480	49,289
Aarti Industries Ltd.	46,403	254,755
Aarti Pharmalabs Ltd.	5,749	61,369
Accelya Solutions India Ltd.	954	15,583
Adani Ports & Special Economic Zone Ltd.	59,493	997,879
Adani Power Ltd.(1)	93,763	596,119
Aditya Birla Capital Ltd.(1)	101,920	265,129
Aditya Birla Sun Life Asset Management Co. Ltd.	30,896	270,058
AGI Greenpac Ltd.	14,938	147,302
AGS Transact Technologies Ltd.(1)	24,586	1,548
Ajanta Pharma Ltd.	7,940	233,331
Allcargo Logistics Ltd.	37,584	13,376
Allcargo Terminals Ltd.(1)	9,396	3,167
Amara Raja Energy & Mobility Ltd.	41,686	502,517
Amber Enterprises India Ltd.(1)	9,139	693,966
Ambika Cotton Mills Ltd.	311	5,417
Anant Raj Ltd.	33,112	217,648
Andhra Sugars Ltd.	4,689	4,071
Angel One Ltd.	22,937	815,369
Apar Industries Ltd.	3,493	331,646
APL Apollo Tubes Ltd.	10,245	217,001
Apollo Hospitals Enterprise Ltd.	1,240	99,861
Apollo Tyres Ltd.	128,266	705,677
Aptech Ltd.	2,186	4,133
Archean Chemical Industries Ltd.	29,536	216,216
Arvind Fashions Ltd.	11,545	62,235
Arvind Ltd.	70,690	296,002
Asahi India Glass Ltd.	3,006	26,322
Ashoka Buildcon Ltd.(1)	31,206	80,400
Aster DM Healthcare Ltd.	27,211	177,950
Astra Microwave Products Ltd.	7,929	101,551
Aurobindo Pharma Ltd.(1)	64,167	861,657
Avadh Sugar & Energy Ltd.	1,300	8,109
Avanti Feeds Ltd.	12,346	121,950
Axis Bank Ltd., GDR	15,370	1,062,935
Bajaj Auto Ltd.	8,050	810,211
Bajaj Consumer Care Ltd.(1)	11,479	23,501
Bajaj Finance Ltd.	22,192	2,384,244
Bajaj Finserv Ltd.	4,134	97,565
Bajaj Hindusthan Sugar Ltd.(1)	393,023	111,228
Bajel Projects Ltd.(1)	4,771	11,839

Balaji Amines Ltd.	2,247	38,140
Balkrishna Industries Ltd.	12,032	348,281
Balrampur Chini Mills Ltd.	40,732	281,351
Banco Products India Ltd.	10,766	71,906
Bandhan Bank Ltd.	241,359	480,513
Bank of Baroda	285,035	832,645
BASF India Ltd.	1,729	105,353
Bata India Ltd.	17,876	264,139
Bayer CropScience Ltd.	1,291	85,753
BEML Ltd.	4,052	200,579
Best Agrolife Ltd.	2,513	9,802
Bhansali Engineering Polymers Ltd.	3,804	5,301
Bharat Electronics Ltd.	675,918	3,044,348
Bharat Heavy Electricals Ltd.	161,556	491,581
Bharat Petroleum Corp. Ltd.	587,907	2,191,364
Birla Corp. Ltd.	4,926	79,168
BirlaNu Ltd.	251	6,792
Birlasoft Ltd.	20,238	94,837
Blue Dart Express Ltd.	1,054	81,587
Bluspring Enterprises Ltd.(1)	11,914	21,517
Bombay Burmah Trading Co.	10,853	256,723
Bombay Dyeing & Manufacturing Co. Ltd.	65,785	118,901
Borosil Renewables Ltd.(1)	3,660	23,221
Brigade Enterprises Ltd.	23,579	301,932
Brightcom Group Ltd.(1)	813,426	73,073
BSE Ltd.	64,938	2,034,270
Butterfly Gandhimathi Appliances Ltd.(1)	68	611
Can Fin Homes Ltd.	37,412	345,231
Canara Bank	217,430	292,101
Cantabil Retail India Ltd.	16,237	44,768
Capacit'e Infraprojects Ltd.(1)	30,281	116,472
Caplin Point Laboratories Ltd.	145	3,654
Castrol India Ltd.	154,605	391,192
CCL Products India Ltd.	7,880	81,545
Ceat Ltd.	15,420	681,390
Century Enka Ltd.	2,034	11,080
Cera Sanitaryware Ltd.	575	42,786
Chambal Fertilisers & Chemicals Ltd.	115,968	747,756
Chennai Petroleum Corp. Ltd.	28,167	222,824
Cholamandalam Investment & Finance Co. Ltd.	131,370	2,463,132
CIE Automotive India Ltd.	4,929	25,928
Cipla Ltd.	11,659	199,977
City Union Bank Ltd.	153,650	351,969
CMS Info Systems Ltd.	47,109	271,005
Coal India Ltd.	531,280	2,470,040
Cochin Shipyard Ltd.	22,331	508,997
Cohance Lifesciences Ltd.(1)	12,009	147,028
Confidence Petroleum India Ltd.	23,445	16,187
Coromandel International Ltd.	58,945	1,579,124
Cosmo First Ltd.	2,175	30,239
Craftsman Automation Ltd.(1)	2,192	143,731
CreditAccess Grameen Ltd.	20,459	274,040
Credo Brands Marketing Ltd.	9,928	19,965
CSB Bank Ltd.(1)	13,926	59,436
Cyient Ltd.	26,619	420,070

Dalmia Bharat Ltd.	517	12,198
Dalmia Bharat Sugar & Industries Ltd.	1,821	9,215
DCB Bank Ltd.(1)	55,257	95,097
DCM Shriram Ltd.	10,064	126,528
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	259,502
Deepak Nitrite Ltd.	5,896	139,794
Dhampur Bio Organics Ltd.	1,877	1,670
Dhampur Sugar Mills Ltd.(1)	12,479	21,419
Digitide Solutions Ltd.(1)	11,914	21,517
Dilip Buildcon Ltd.	20,482	118,006
Dr. Reddy's Laboratories Ltd., ADR(2)	33,230	489,146
Dwarikesh Sugar Industries Ltd.(1)	12,008	6,680
eClerx Services Ltd.	3,563	147,576
Edelweiss Financial Services Ltd.	102,601	130,461
Eicher Motors Ltd.	6,288	392,446
EID Parry India Ltd.(1)	37,076	411,956
Elecon Engineering Co. Ltd.	14,376	111,717
Emami Ltd.	24,015	164,114
Endurance Technologies Ltd.	2,695	76,564
Engineers India Ltd.	44,338	119,165
Epack Durable Ltd.(1)	31,277	135,832
Epigral Ltd.	6,752	140,584
EPL Ltd.	83,278	240,585
Equitas Small Finance Bank Ltd.	51,083	38,005
Escorts Kubota Ltd.	4,030	156,600
Ester Industries Ltd.(1)	4,313	7,106
Eveready Industries India Ltd.	21,670	78,225
Everest Industries Ltd.	1,179	6,769
Everest Kanto Cylinder Ltd.	25,349	38,985
Excel Industries Ltd.	459	6,229
Exide Industries Ltd.	12,458	56,367
Federal Bank Ltd.	441,587	1,044,243
Filatex India Ltd.	92,883	62,457
Fine Organic Industries Ltd.	1,918	105,008
Finolex Industries Ltd.	46,631	119,080
Five-Star Business Finance Ltd.(1)	43,963	365,093
G R Infraprojects Ltd.	1,800	26,982
Gabriel India Ltd.	19,239	148,279
Galaxy Surfactants Ltd.	679	18,313
Garden Reach Shipbuilders & Engineers Ltd.	4,895	172,029
Gateway Distriparks Ltd.	19,801	14,759
Geojit Financial Services Ltd.	52,137	51,270
GHCL Ltd.	23,945	171,629
GHCL Textiles Ltd.	13,434	14,439
GIC Housing Finance Ltd.	10,437	23,023
Glenmark Pharmaceuticals Ltd.	45,061	767,726
Global Health Ltd.(1)	16,312	226,377
Globus Spirits Ltd.	4,244	47,098
Godawari Power & Ispat Ltd.	156,836	349,874
Godrej Agrovet Ltd.	20,225	180,566
Gokaldas Exports Ltd.(1)	26,156	303,453
Gokul Agro Resources Ltd.(1)	26,678	76,895
Granules India Ltd.	34,246	212,589
Grasim Industries Ltd.	39,614	1,179,872
Great Eastern Shipping Co. Ltd.	51,791	563,667

Greenpanel Industries Ltd.	3,008	8,984
Greenply Industries Ltd.	16,723	63,274
Gufic Biosciences Ltd.	5,829	26,668
Gujarat Alkalies & Chemicals Ltd.	3,982	26,713
Gujarat Ambuja Exports Ltd.	28,756	39,156
Gujarat Mineral Development Corp. Ltd.	13,196	55,207
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	253,065
Gujarat Pipavav Port Ltd.	102,692	187,581
Gujarat State Fertilizers & Chemicals Ltd.	70,571	165,167
Gulf Oil Lubricants India Ltd.	7,317	101,583
Hathway Cable & Datacom Ltd.(1)	169,968	31,801
HBL Engineering Ltd.	17,551	123,245
HCL Technologies Ltd.	231,684	4,434,752
HDFC Asset Management Co. Ltd.	14,450	808,441
HealthCare Global Enterprises Ltd.(1)	9,740	61,729
Heritage Foods Ltd.	15,708	74,464
Hero MotoCorp Ltd.	26,283	1,324,356
HG Infra Engineering Ltd.	7,303	95,790
Hikal Ltd.	12,048	52,388
Himadri Speciality Chemical Ltd., ADR	55,687	308,013
Hindalco Industries Ltd.	321,220	2,383,229
Hinduja Global Solutions Ltd.	845	5,080
Hindustan Aeronautics Ltd.	32,518	1,892,603
Hindustan Copper Ltd.	38,304	111,055
Hindustan Petroleum Corp. Ltd.	366,419	1,763,027
Hindware Home Innovation Ltd.	2,624	8,299
HI-Tech Pipes Ltd.	26,581	29,707
I G Petrochemicals Ltd.	1,051	5,663
ICICI Bank Ltd.	16,313	276,693
IIFL Capital Services Ltd.	99,811	357,814
IIFL Finance Ltd.(1)	158,533	808,099
India Glycols Ltd.	8,278	183,363
IndiaMart InterMesh Ltd.	4,228	115,382
Indian Bank	40,248	290,398
Indian Energy Exchange Ltd.	63,666	149,497
Indian Metals & Ferro Alloys Ltd.	1,190	8,696
Indian Oil Corp. Ltd.	824,539	1,369,851
Indian Renewable Energy Development Agency Ltd.(1)	22,551	46,159
Indo Count Industries Ltd.	7,956	27,167
Indus Towers Ltd.(1)	436,136	1,959,909
IndusInd Bank Ltd.	2,827	27,025
Intellect Design Arena Ltd.	15,447	211,886
IOL Chemicals & Pharmaceuticals Ltd.	16,345	16,793
IRCON International Ltd.	44,986	100,583
ITD Cementation India Ltd.	51,929	434,228
J Kumar Infraprojects Ltd.	15,616	129,332
Jai Balaji Industries Ltd.(1)	42,560	52,581
Jaiprakash Power Ventures Ltd.(1)	285,099	51,793
Jammu & Kashmir Bank Ltd.	244,848	297,740
Jamna Auto Industries Ltd.	114,313	123,483
Jana Small Finance Bank Ltd.(1)	9,150	51,702
Jindal Poly Films Ltd.	1,238	9,203
Jindal Saw Ltd.	81,100	201,341
Jindal Stainless Ltd.	76,692	579,120
Jindal Steel & Power Ltd.	90,993	1,011,487

JK Cement Ltd.	3,149	202,662
JK Lakshmi Cement Ltd.	15,916	157,671
JK Paper Ltd.	25,694	110,058
JK Tyre & Industries Ltd.	78,669	343,565
JM Financial Ltd.	196,876	294,050
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	1,502	29,443
JSW Energy Ltd.	90,926	519,410
JSW Steel Ltd.	137,289	1,599,174
Jubilant Ingrevia Ltd.	15,747	129,418
Jubilant Pharmova Ltd.	14,710	202,004
Kalpataru Projects International Ltd.	28,852	384,865
Karnataka Bank Ltd.	77,133	178,614
Karur Vysya Bank Ltd.	185,770	481,887
Kaveri Seed Co. Ltd.	12,778	215,356
KCP Ltd.	12,788	31,639
KEC International Ltd.	34,010	331,132
Kirloskar Brothers Ltd.	6,089	129,105
Kirloskar Ferrous Industries Ltd.	14,319	96,761
KNR Constructions Ltd.	17,237	42,444
Kolte-Patil Developers Ltd.	2,489	11,896
Kotak Mahindra Bank Ltd.	269,920	6,552,484
KPI Green Energy Ltd.	23,238	132,792
KPIT Technologies Ltd.	7,670	120,065
KPR Mill Ltd.	4,523	59,621
KRBL Ltd.	4,023	16,619
Krsnaa Diagnostics Ltd.	3,390	25,371
L&T Finance Ltd.	211,252	423,652
Larsen & Toubro Ltd.	127,366	5,475,062
Laurus Labs Ltd.	29,514	210,466
Laxmi Organic Industries Ltd.	17,824	42,556
LG Balakrishnan & Bros Ltd.	4,162	62,633
LIC Housing Finance Ltd.	164,918	1,151,708
LT Foods Ltd.	39,856	205,118
LUX Industries Ltd.	271	4,691
Maharashtra Seamless Ltd.	24,985	202,331
Mahindra & Mahindra Financial Services Ltd.	87,242	266,568
Mahindra & Mahindra Ltd.	102,416	3,567,029
Mahindra Logistics Ltd.	7,483	27,973
Maithan Alloys Ltd.	648	8,374
Man Infraconstruction Ltd.	19,583	37,634
Manali Petrochemicals Ltd.	13,942	9,240
Manappuram Finance Ltd.	398,414	1,112,142
Mangalore Chemicals & Fertilizers Ltd.	17,911	55,444
Marksans Pharma Ltd.	83,831	256,533
Maruti Suzuki India Ltd.	35,600	5,135,069
MAS Financial Services Ltd.	5,661	19,507
Matrimony.com Ltd.	3,231	18,886
Mazagon Dock Shipbuilders Ltd.	5,066	205,974
Medplus Health Services Ltd.(1)	4,549	51,388
Meghmani Organics Ltd.(1)	23,240	21,979
Minda Corp. Ltd.	26,484	162,002
MOIL Ltd.	8,159	36,074
Motherson Sumi Wiring India Ltd.	46,684	31,646
Motilal Oswal Financial Services Ltd.	48,784	462,591
Mphasis Ltd.	15,732	470,734

MRF Ltd.	466	756,830
Mrs Bectors Food Specialities Ltd.	1,317	22,475
MSTC Ltd.	897	5,837
Multi Commodity Exchange of India Ltd.	7,292	563,768
Muthoot Finance Ltd.	54,030	1,401,864
Muthoot Microfin Ltd.(1)	9,966	14,945
Narayana Hrudayalaya Ltd.	17,172	349,907
Natco Pharma Ltd.	12,871	132,847
National Aluminium Co. Ltd.	276,735	584,686
National Fertilizers Ltd.	11,767	13,544
Nava Ltd.	32,032	184,436
Navin Fluorine International Ltd.	15,634	779,030
NCC Ltd.	152,198	412,018
Neuland Laboratories Ltd.	1,328	178,465
NIIT Learning Systems Ltd.	6,430	24,724
Nippon Life India Asset Management Ltd.	53,044	459,932
NLC India Ltd.	23,997	67,902
NMDC Ltd.	1,035,997	864,118
NOCIL Ltd.	37,750	78,988
NTPC Ltd.	750,353	2,931,327
Nuvama Wealth Management Ltd.	5,969	502,707
Oil & Natural Gas Corp. Ltd.	814,099	2,280,590
Oil India Ltd.	137,056	684,493
Olectra Greentech Ltd.	470	6,766
Onesource Specialty Pharma Ltd.(1)	7,814	175,783
Optiemus Infracom Ltd.(1)	2,901	20,822
Oracle Financial Services Software Ltd.	5,461	541,779
Orient Cement Ltd.	36,498	149,436
Orient Electric Ltd.	21,710	57,625
Orient Green Power Co. Ltd.(1)	230,963	35,236
Panama Petrochem Ltd.	7,332	31,028
Paradeep Phosphates Ltd.	277,238	558,768
PCBL Chemical Ltd.	73,480	342,905
Pearl Global Industries Ltd.	7,773	132,660
Pennar Industries Ltd.(1)	25,863	64,395
Persistent Systems Ltd.	12,534	825,722
Petronet LNG Ltd.	258,835	930,385
PNB Housing Finance Ltd.(1)	25,989	317,908
PNC Infratech Ltd.	39,746	135,797
Pondy Oxides & Chemicals Ltd.	3,672	32,287
Power Finance Corp. Ltd.	421,671	2,004,916
Power Mech Projects Ltd.	3,410	124,034
Praj Industries Ltd.	18,823	105,750
Prakash Industries Ltd.	44,580	86,408
Pricol Ltd.(1)	28,946	152,304
Prince Pipes & Fittings Ltd.	3,796	14,873
Prism Johnson Ltd.(1)	17,007	28,777
PTC India Ltd.	119,175	245,650
Quess Corp. Ltd.	11,914	43,669
Railtel Corp. of India Ltd.	49,019	228,536
Rain Industries Ltd.	48,778	80,540
Ramco Cements Ltd.	43,743	499,390
Ramkrishna Forgings Ltd.	28,820	204,547
Rane Holdings Ltd.	3,225	57,161
Rashtriya Chemicals & Fertilizers Ltd.	32,956	57,720

Raymond Lifestyle Ltd.(1)	8,304	99,220
Raymond Ltd.	10,381	76,539
Raymond Realty Ltd.(1)	10,381	125,470
RBL Bank Ltd.	115,927	289,188
REC Ltd.	513,456	2,421,572
Redington Ltd.	102,736	311,021
Reliance Power Ltd.(1)	587,154	398,822
Religare Enterprises Ltd.(1)	73,378	198,025
Repco Home Finance Ltd.	27,990	127,774
Restaurant Brands Asia Ltd.(1)	46,421	44,135
Rhi Magnesita India Ltd.	3,248	17,504
RITES Ltd.	28,436	92,368
Rolex Rings Ltd.(1)	969	18,176
RPG Life Sciences Ltd.	1,481	37,755
Rupa & Co. Ltd.	11,092	27,551
SAMHI Hotels Ltd.(1)	26,195	58,959
Sammaan Capital Ltd.	141,669	205,739
Samvardhana Motherson International Ltd.	530,007	949,269
Sanghi Industries Ltd.(1)	11,763	8,501
Sanghvi Movers Ltd.	17,142	58,498
Sanofi India Ltd.	2,035	147,399
Sansera Engineering Ltd.	22,165	352,939
Sarda Energy & Minerals Ltd.	49,853	255,012
Satia Industries Ltd.	7,648	6,989
Satin Creditcare Network Ltd.(1)	27,482	50,072
SBFC Finance Ltd.(1)	183,400	242,342
SBI Cards & Payment Services Ltd.	33,618	362,329
SEAMEC Ltd.(1)	1,351	14,626
SH Kelkar & Co. Ltd.(1)	16,969	48,478
Sharda Cropchem Ltd.	934	8,073
Share India Securities Ltd.	36,311	74,118
Shipping Corp. of India Land & Assets Ltd.	12,981	8,009
Shipping Corp. of India Ltd.	98,450	232,079
Shree Cement Ltd.	396	137,088
Shriram Finance Ltd.	385,058	2,881,475
Shriram Pistons & Rings Ltd.	6,636	191,319
Shyam Metalics & Energy Ltd.	19,245	189,894
Siyaram Silk Mills Ltd.	1,138	9,566
SKF India Ltd.	701	38,534
SMC Global Securities Ltd.	24,500	33,713
Sobha Ltd.	8,417	141,343
Sonata Software Ltd.	21,712	103,846
South Indian Bank Ltd.	340,694	117,572
Southern Petrochemical Industries Corp. Ltd.	13,120	13,105
Speciality Restaurants Ltd.	6,760	10,457
SRF Ltd.	11,511	385,172
Star Cement Ltd.(1)	40,431	102,855
State Bank of India, GDR	14,473	1,373,565
Sterling Tools Ltd.	10,695	40,401
Stove Kraft Ltd.	3,879	24,774
Strides Pharma Science Ltd.	15,628	148,230
Sudarshan Chemical Industries Ltd.	7,929	109,411
Sun Pharmaceutical Industries Ltd.	11,584	227,416
Sun TV Network Ltd.	43,327	319,025
Sunflag Iron & Steel Co. Ltd.(1)	6,209	18,899

Supreme Industries Ltd.	9,151	443,861
Supreme Petrochem Ltd.	14,619	122,194
Surya Roshni Ltd.	40,658	157,172
Suryoday Small Finance Bank Ltd.(1)	20,262	33,329
TAJGVK Hotels & Resorts Ltd.	13,190	69,591
Tamil Nadu Newsprint & Papers Ltd.	14,869	28,382
Tamilnadu Petroproducts Ltd.	8,337	8,473
Tanla Platforms Ltd.	13,081	94,654
Tata Chemicals Ltd.	47,129	488,939
Tata Motors Ltd.	5,470	46,053
Tata Steel Ltd.	2,144,491	4,047,631
Tech Mahindra Ltd.	81,006	1,490,917
Thermax Ltd.	774	30,700
Thirumalai Chemicals Ltd.	8,400	24,556
Thomas Cook India Ltd.	67,853	137,020
Time Technoplast Ltd.	26,322	116,379
Titagarh Rail System Ltd.	25,526	266,347
Tourism Finance Corp. of India Ltd.	29,418	78,205
Tracxn Technologies Ltd.(1)	29,864	20,069
TransIndia Real Estate Ltd.	9,396	3,685
Transport Corp. of India Ltd.	1,955	25,699
Trident Ltd.	106,553	39,676
Triveni Turbine Ltd.	15,888	108,077
Tube Investments of India Ltd.	4,947	177,258
TV Today Network Ltd.	8,203	16,491
TVS Srichakra Ltd.	401	13,726
Uflex Ltd.	4,366	31,347
Ugar Sugar Works Ltd.	8,924	4,951
Ujjivan Small Finance Bank Ltd.	409,138	205,965
UltraTech Cement Ltd.	2,930	384,391
Union Bank of India Ltd.	637,654	1,095,325
Usha Martin Ltd.	8,471	30,755
UTI Asset Management Co. Ltd.	12,909	179,746
Valiant Organics Ltd.(1)	587	3,129
Vardhman Textiles Ltd.	35,896	206,491
Varroc Engineering Ltd.(1)	26,103	161,535
Vedanta Ltd.	201,141	1,025,987
Venky's India Ltd.	72	1,363
Vishnu Chemicals Ltd.	3,715	23,667
VLS Finance Ltd.	6,312	17,617
V-Mart Retail Ltd.(1)	903	35,979
VRL Logistics Ltd.	8,200	54,535
Welspun Corp. Ltd.	30,168	330,882
Welspun Enterprises Ltd.	19,561	115,577
Welspun Living Ltd.	23,059	35,802
West Coast Paper Mills Ltd.	9,632	54,163
Wockhardt Ltd.(1)	21,069	361,431
Wonderla Holidays Ltd.	3,413	26,270
Yes Bank Ltd.(1)	257,765	64,794
		150,069,833
Indonesia — 1.7%
ABM Investama Tbk. PT	215,600	41,734
Adaro Andalan Indonesia PT(1)	828,434	365,161
Adaro Minerals Indonesia Tbk. PT(1)	2,980,300	188,366
Alamtri Resources Indonesia Tbk. PT	3,879,200	523,917

Aneka Tambang Tbk. PT(1)	28,800	5,493
Astra International Tbk. PT	5,480,900	1,629,781
Bank BTPN Syariah Tbk. PT	204,100	16,208
Bank Mandiri Persero Tbk. PT	7,959,000	2,585,882
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	20,396
Bank Rakyat Indonesia Persero Tbk. PT	3,050,600	830,016
Buana Lintas Lautan Tbk. PT(1)	905,400	6,453
Bukit Asam Tbk. PT(1)	1,690,400	299,771
Buma Internasional Grup Tbk. PT	2,928,500	88,144
Charoen Pokphand Indonesia Tbk. PT	1,200	357
Darma Henwa Tbk. PT(1)	10,899,900	111,590
Dharma Polimetal Tbk. PT	468,500	28,769
Dharma Satya Nusantara Tbk. PT	3,419,000	164,842
Elnusa Tbk. PT(1)	1,789,200	53,722
Energi Mega Persada Tbk. PT(1)	1,696,400	23,056
Erajaya Swasembada Tbk. PT	985,900	33,600
ESSA Industries Indonesia Tbk. PT	241,600	8,733
Gajah Tunggal Tbk. PT	983,300	67,820
Harum Energy Tbk. PT(1)	83,500	4,154
Indah Kiat Pulp & Paper Tbk. PT	160,400	63,106
Indika Energy Tbk. PT	8,700	769
Indo Tambangraya Megah Tbk. PT	264,300	366,562
Indosat Tbk. PT	85,600	10,947
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	9,165
Japfa Comfeed Indonesia Tbk. PT	1,900,600	187,292
Jasa Marga Persero Tbk. PT	893,300	208,933
Medco Energi Internasional Tbk. PT	2,927,200	219,901
Media Nusantara Citra Tbk. PT(1)	18,900	306
Mitra Adiperkasa Tbk. PT	1,057,700	84,359
Mitra Pinasthika Mustika Tbk. PT	18,000	1,212
PP Persero Tbk. PT(1)	22,000	613
Samudera Indonesia Tbk. PT	1,378,000	24,128
Sawit Sumbermas Sarana Tbk. PT	546,000	46,982
Siloam International Hospitals Tbk. PT	88,300	12,891
Sumber Tani Agung Resources Tbk. PT	377,300	18,992
Surya Semesta Internusa Tbk. PT	652,800	40,751
Telkom Indonesia Persero Tbk. PT, ADR(1)	107,063	1,836,130
Timah Tbk. PT(1)	1,655,600	120,107
Triputra Agro Persada PT	1,421,400	78,987
United Tractors Tbk. PT	514,700	708,635
XLSMART Telecom Sejahtera Tbk. PT	2,148,600	290,032
		11,428,765
Malaysia — 1.8%
Aeon Co. M Bhd.	66,900	22,625
Alliance Bank Malaysia Bhd.	233,100	237,209
AMMB Holdings Bhd.	966,800	1,189,864
Axiata Group Bhd.	557,700	268,508
Bank Islam Malaysia Bhd.	157,000	85,621
Berjaya Corp. Bhd.(1)	412,870	27,612
Bermaz Auto Bhd.	213,800	51,201
Bumi Armada Bhd.	590,200	65,145
Cahya Mata Sarawak Bhd.	84,500	24,586
CELCOMDIGI Bhd.	413,800	361,739
Chin Hin Group Bhd.(1)	45,600	22,591
CIMB Group Holdings Bhd.	1,211,004	1,972,653

Dayang Enterprise Holdings Bhd.	152,900	63,984
DRB-Hicom Bhd.	107,900	19,637
Ekovest Bhd.(1)	360,400	30,851
Fraser & Neave Holdings Bhd.	1,900	12,172
Genting Bhd.(2)	515,100	363,170
Genting Malaysia Bhd.	242,200	103,637
HAP Seng Consolidated Bhd.	40,600	26,436
Hengyuan Refining Co. Bhd.(1)	24,700	9,619
Hibiscus Petroleum Bhd.	212,140	70,731
IJM Corp. Bhd.	384,100	225,369
Insas Bhd.	6,100	1,254
Jaya Tiasa Holdings Bhd.	276,200	75,820
Kelington Group Bhd.	71,100	57,565
Kossan Rubber Industries Bhd.	112,700	43,915
KSL Holdings Bhd.(1)	27,100	10,238
Kuala Lumpur Kepong Bhd.	35,989	164,608
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	9
Mah Sing Group Bhd.	473,900	113,397
Malayan Banking Bhd.	1,059,360	2,434,560
Malaysia Smelting Corp. Bhd.	25,900	14,017
Malaysian Resources Corp. Bhd.	246,700	29,233
Matrix Concepts Holdings Bhd.	349,800	115,121
MBSB Bhd.	256,000	43,629
Mega First Corp. Bhd.	179,900	159,976
MISC Bhd.	151,200	267,062
Pecca Group Bhd.	65,300	22,399
Perak Transit Bhd.	69,000	11,339
Perdana Petroleum Bhd.(1)	287,300	12,127
Public Bank Bhd.	1,182,100	1,197,392
RHB Bank Bhd.	398,921	602,914
Sapura Energy Bhd.(1)	62,700	510
Sarawak Oil Palms Bhd.	22,350	16,289
Scientex Bhd.	10,000	7,989
SD Guthrie Bhd.	166,000	174,409
Shin Yang Group Bhd.	175,300	32,750
Sime Darby Property Bhd.	789,700	259,225
Solarvest Holdings Bhd.(1)	43,700	17,948
SP Setia Bhd. Group	415,600	113,144
Supermax Corp. Bhd.(1)	335,424	54,383
Syarikat Takaful Malaysia Keluarga Bhd.	14,700	12,435
Ta Ann Holdings Bhd.	19,100	17,864
TASCO Bhd.	6,400	774
Telekom Malaysia Bhd.	181,200	277,661
Teo Seng Capital Bhd.	105,958	24,177
TH Plantations Bhd.	130,800	16,134
TSH Resources Bhd.	185,600	47,075
United Plantations Bhd.	46,050	246,330
Velesto Energy Bhd.	1,494,600	63,166
Wasco Bhd.	74,400	16,369
WCT Holdings Bhd.(1)	292,400	45,694
Yinson Holdings Bhd.	142,156	66,759
		12,142,620
Mexico — 2.2%
Alfa SAB de CV, Class A	746,840	582,193
Alpek SAB de CV	25,416	14,008

America Movil SAB de CV, ADR(2)	111,842	1,890,130
Banco del Bajio SA	309,170	802,414
Controladora Alpek SAB de CV(1)	6,444	1,043
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	41,695	197,217
GCC SAB de CV	57,557	537,112
Gentera SAB de CV	636,521	1,249,020
Gruma SAB de CV, B Shares	41,961	789,527
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	2,297
Grupo Comercial Chedraui SA de CV	30,425	222,744
Grupo Financiero Banorte SAB de CV, Class O	496,368	4,402,208
Grupo Financiero Inbursa SAB de CV, Class O	251,265	633,474
Grupo Mexico SAB de CV, Series B	427,740	2,363,641
Industrias Penoles SAB de CV(1)	12,514	264,197
Megacable Holdings SAB de CV	329,948	870,120
Nemak SAB de CV(1)	827,028	134,739
		14,956,084
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	300	185
ACEN Corp.	29,310	1,338
Alliance Global Group, Inc.	273,900	40,933
Apex Mining Co., Inc.	449,700	55,356
Ayala Land, Inc.	60,000	24,705
Bank of the Philippine Islands	73,588	183,668
BDO Unibank, Inc.	565,664	1,633,369
Converge Information & Communications Technology Solutions, Inc.	745,700	269,410
DMCI Holdings, Inc.	755,000	140,273
First Gen Corp.	11,100	3,280
Globe Telecom, Inc.	1,359	43,112
GT Capital Holdings, Inc.	20,130	196,417
JG Summit Holdings, Inc.	122,570	43,933
LT Group, Inc.	210,000	46,313
Metropolitan Bank & Trust Co.	654,220	862,513
Nickel Asia Corp.	100,800	4,496
PLDT, Inc., ADR	40	897
Puregold Price Club, Inc.	183,100	101,730
Robinsons Land Corp.(1)	225,400	52,742
Robinsons Retail Holdings, Inc.	19,230	13,034
Security Bank Corp.	103,920	119,107
Semirara Mining & Power Corp.	285,400	166,253
Universal Robina Corp.	102,880	155,768
		4,158,832
Poland — 1.1%
Alior Bank SA(1)	34,820	967,642
Bank Handlowy w Warszawie SA	2,137	68,504
Bank Millennium SA(1)	180,683	702,137
Bank Polska Kasa Opieki SA	32,351	1,594,766
Budimex SA(1)	248	41,370
Grupa Kety SA	3,752	868,093
Jastrzebska Spolka Weglowa SA(1)	210	1,271
LPP SA	153	589,728
Orange Polska SA	206,250	531,315
ORLEN SA	74,085	1,455,742
Pepco Group NV	29,256	133,676
Text SA	10	142
XTB SA	24,797	548,336
		7,502,722

Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC(1)	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
South Africa — 3.7%
Absa Group Ltd.	173,549	1,673,792
AECI Ltd.	48,714	280,245
African Rainbow Minerals Ltd.(2)	2,558	22,639
Afrimat Ltd.	318	920
Aspen Pharmacare Holdings Ltd.	60,584	408,652
Astral Foods Ltd.	9,228	98,455
Barloworld Ltd.	29,146	173,818
Coronation Fund Managers Ltd.	62,167	136,636
DataTec Ltd.	37,190	130,221
DRDGOLD Ltd.	146,740	219,512
Exxaro Resources Ltd.	43,264	354,176
Foschini Group Ltd.	89,241	666,583
Gold Fields Ltd., ADR	153,260	3,524,980
Harmony Gold Mining Co. Ltd., ADR	115,973	1,692,046
Impala Platinum Holdings Ltd.(1)	166,129	1,194,269
KAP Ltd.(1)	436,358	61,518
Kumba Iron Ore Ltd.(2)	9,618	157,389
Life Healthcare Group Holdings Ltd.	100,911	80,303
Merafe Resources Ltd.	366,791	24,292
Motus Holdings Ltd.	73,539	366,899
MTN Group Ltd.	426,437	2,968,225
Nedbank Group Ltd.	98,793	1,403,512
Netcare Ltd.	86,093	72,324
Ninety One Ltd.	41,119	87,425
Old Mutual Ltd.	1,609,788	1,044,839
Omnia Holdings Ltd.	44,346	175,913
PPC Ltd.	380,466	98,918
Raubex Group Ltd.	13,743	31,229
Reinet Investments SCA	14,565	394,700
Sappi Ltd.	184,351	354,970
Sasol Ltd., ADR(1)(2)	83,985	372,893
Shoprite Holdings Ltd.	37,458	608,739
Sibanye Stillwater Ltd., ADR(1)	137,121	835,067
Standard Bank Group Ltd.	218,413	2,833,270
Sun International Ltd.	49,979	114,077
Super Group Ltd.(2)	106,403	178,906
Telkom SA SOC Ltd.(1)	137,728	298,606
Thungela Resources Ltd.	71,187	362,015
Truworths International Ltd.	104,332	425,700
Valterra Platinum Ltd.(2)	11,251	441,888
Vodacom Group Ltd.	108,016	828,677
Wilson Bayly Holmes-Ovcon Ltd.	30	303
		25,199,541
South Korea — 11.4%
Aekyung Chemical Co. Ltd.	2,849	23,988
Asiana Airlines, Inc.(1)	9,961	72,800
BGF retail Co. Ltd.	1,199	88,892
BH Co. Ltd.	8,811	77,604

Binggrae Co. Ltd.	2,138	140,142
BNK Financial Group, Inc.	108,983	872,673
Byucksan Corp.	10,363	16,502
Cheil Worldwide, Inc.	7,475	99,396
CJ CGV Co. Ltd.(1)	36,303	124,917
CJ CheilJedang Corp.	3,879	649,641
CJ Corp.	3,041	300,075
CJ ENM Co. Ltd.(1)	6,227	277,519
CJ Logistics Corp.	2,490	144,898
Cosmax, Inc.	1,858	282,251
Coway Co. Ltd.	15,115	971,972
Cuckoo Homesys Co. Ltd.	777	14,463
Daesang Corp.	14,228	223,354
Daewoong Co. Ltd.	8,210	150,715
Daishin Securities Co. Ltd.	1,990	33,080
Daou Data Corp.	1,498	18,460
Daou Technology, Inc.	14,810	288,036
DB HiTek Co. Ltd.	10,879	306,832
DB Insurance Co. Ltd.	12,741	928,574
DL E&C Co. Ltd.	7,974	278,759
DL Holdings Co. Ltd.	1,495	47,876
Dongkuk Holdings Co. Ltd.	1,826	10,588
Dongwon F&B Co. Ltd.	2,223	65,405
Doosan Tesna, Inc.	1,825	35,750
F&F Co. Ltd.	2,278	124,446
GOLFZON Co. Ltd.	1,071	51,041
GS Holdings Corp.	12,122	381,910
GS P&L Co. Ltd.(1)	2,264	49,714
GS Retail Co. Ltd.	9,549	106,025
HAESUNG DS Co. Ltd.	4,202	55,706
Hana Financial Group, Inc.	109,943	5,782,339
Hana Micron, Inc.	7,180	55,466
Hanil Cement Co. Ltd.	5,140	68,401
Hankook & Co. Co. Ltd.	8,429	124,059
Hankook Tire & Technology Co. Ltd.	41,043	1,144,655
Hanon Systems(1)	46,043	100,670
Hansae Co. Ltd.	5,285	42,478
Hansol Technics Co. Ltd.	9,513	34,529
Hanwha Aerospace Co. Ltd.	8,430	4,943,575
Hanwha Corp.	5,382	294,028
Hanwha Corp., Preference Shares	506	10,972
Hanwha General Insurance Co. Ltd.(1)	32,298	107,039
Hanwha Life Insurance Co. Ltd.(1)	73,093	156,469
Hanwha Vision Co. Ltd.(1)	9,337	351,921
Harim Holdings Co. Ltd.	18,552	115,225
HD Hyundai Co. Ltd.	19,259	1,555,915
HD Hyundai Construction Equipment Co. Ltd.	5,650	287,718
HD Hyundai Infracore Co. Ltd.(1)	54,314	371,123
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,777	2,691,345
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	201,059
Hite Jinro Co. Ltd.	5,123	74,920
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	6,262
HL Holdings Corp.(1)	774	22,645
HL Mando Co. Ltd.	17,431	424,925
HMM Co. Ltd.	3,244	50,040

HS Hyosung Advanced Materials Corp.	322	46,390
Hwa Shin Co. Ltd.	5,675	32,938
Hyosung TNC Corp.	1,156	203,408
HYUNDAI Corp.	2,071	39,707
Hyundai Department Store Co. Ltd.	7,888	411,075
Hyundai Elevator Co. Ltd.	1,854	101,890
Hyundai Glovis Co. Ltd.	12,186	1,000,010
Hyundai Marine & Fire Insurance Co. Ltd.(1)	28,682	505,964
Hyundai Motor Co.	27,472	3,682,225
Hyundai Steel Co.	43,734	892,073
Hyundai Wia Corp.	10,935	337,989
iM Financial Group Co. Ltd.	33,509	270,927
Industrial Bank of Korea	104,287	1,188,205
Innocean Worldwide, Inc.	5,878	77,405
INTOPS Co. Ltd.	443	4,900
IS Dongseo Co. Ltd.	2,914	44,470
JB Financial Group Co. Ltd.	66,260	905,510
KB Financial Group, Inc., ADR(2)	76,629	5,728,018
KCC Corp.	668	148,636
KEPCO Plant Service & Engineering Co. Ltd.	2,768	86,519
KG Dongbusteel	15,429	70,654
KG Eco Solution Co. Ltd.	9,800	43,953
Kia Corp.	61,745	3,993,226
KISCO Corp.(1)	1,013	6,809
KIWOOM Securities Co. Ltd.	5,775	679,365
Kolon Industries, Inc.	1,785	43,220
KoMiCo Ltd.	1,848	77,043
Korea Circuit Co. Ltd.(1)	204	1,474
Korea Electric Terminal Co. Ltd.	1,528	67,699
Korea Line Corp.(1)	53,816	60,577
Korean Air Lines Co. Ltd.	48,816	795,268
Korean Reinsurance Co.	67,326	450,554
KT Corp.	24,264	887,313
Kumho Petrochemical Co. Ltd.	1,124	94,031
Kumho Tire Co., Inc.(1)	67,620	218,087
Kyung Dong Navien Co. Ltd.	2,946	160,355
LB Semicon, Inc.(1)	404	968
LG Chem Ltd.	5,890	840,445
LG Display Co. Ltd., ADR(1)	149,195	472,948
LG Electronics, Inc.	28,036	1,441,973
LG Innotek Co. Ltd.	2,244	235,171
LG Uplus Corp.	87,315	808,865
LIG Nex1 Co. Ltd.	3,478	1,079,949
Lotte Chilsung Beverage Co. Ltd.	2,023	156,401
LOTTE Fine Chemical Co. Ltd.	4,350	119,333
Lotte Rental Co. Ltd.	5,554	131,346
Lotte Wellfood Co. Ltd.	1,335	115,174
LX International Corp.	11,747	240,637
Mcnex Co. Ltd.	602	11,894
MegaStudyEdu Co. Ltd.	2,275	86,149
Meritz Financial Group, Inc.	36,594	2,957,822
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,880
Namhae Chemical Corp.	5,380	28,136
Neowiz(1)	145	2,688
Nexen Tire Corp.	14,477	70,351

NICE Holdings Co. Ltd.(1)	772	6,673
OCI Holdings Co. Ltd.	4,555	233,814
Orion Corp.	8,164	652,051
Orion Holdings Corp.	11,107	151,982
Otoki Corp.	754	217,215
Pan Ocean Co. Ltd.	80,594	216,180
Partron Co. Ltd.	3,398	16,154
Poongsan Corp.	4,530	203,326
POSCO Holdings, Inc., ADR	14,659	669,916
Posco International Corp.	10,955	388,074
Samsung Electro-Mechanics Co. Ltd.	172	15,182
Samsung Fire & Marine Insurance Co. Ltd.	7,708	2,255,827
Samsung Heavy Industries Co. Ltd.(1)	5,827	71,166
Samsung Life Insurance Co. Ltd.	964	68,984
Samsung Securities Co. Ltd.	23,940	1,047,406
Samyang Foods Co. Ltd.	173	138,983
SD Biosensor, Inc.	1,247	10,542
SeAH Besteel Holdings Corp.	1,826	30,949
SeAH Steel Corp.	374	45,743
SeAH Steel Holdings Corp.	952	166,270
Sebang Co. Ltd.	1,932	19,326
Sebang Global Battery Co. Ltd.	1,891	91,549
Seoul Semiconductor Co. Ltd.(1)	8,955	42,589
Seoyon E-Hwa Co. Ltd.	6,370	52,941
Shinhan Financial Group Co. Ltd., ADR	104,377	4,327,470
Shinsegae, Inc.	4,086	526,251
SK D&D Co. Ltd.	1,846	12,900
SK Discovery Co. Ltd.	2,896	98,264
SK Eternix Co. Ltd.(1)	6,127	86,475
SK Gas Ltd.	1,060	163,179
SK Networks Co. Ltd.	42,816	128,195
SK Telecom Co. Ltd., ADR	27,415	563,104
SK, Inc.	1,497	177,260
SL Corp.	11,482	263,767
SNT Dynamics Co. Ltd.	9,584	291,363
SNT Motiv Co. Ltd.	5,106	109,238
S-Oil Corp.	13,634	536,701
Soulbrain Co. Ltd.	945	108,827
Sungwoo Hitech Co. Ltd.	25,049	101,550
TKG Huchems Co. Ltd.	3,990	47,014
Tongyang Life Insurance Co. Ltd.(1)	20,226	81,126
Unid Co. Ltd.	2,655	174,886
Woongjin Thinkbig Co. Ltd.	13,479	16,448
Woori Financial Group, Inc.	289,415	4,038,443
Youngone Corp.	8,607	378,168
Youngone Holdings Co. Ltd.	2,887	252,793
Yuanta Securities Korea Co. Ltd.	12,496	30,865
		77,819,928
Taiwan — 21.4%
Ability Enterprise Co. Ltd.(2)	78,000	130,169
AcBel Polytech, Inc.	321,497	279,620
Acon Holding, Inc.(1)	9,000	2,563
Acter Group Corp. Ltd.	29,000	363,863
ADATA Technology Co. Ltd.(2)	67,759	207,985
Advanced International Multitech Co. Ltd.	48,000	106,480

Advanced Power Electronics Corp.	2,000	5,329
Advancetek Enterprise Co. Ltd.(2)	182,000	425,171
Air Asia Co. Ltd.	20,000	23,319
Alexander Marine Co. Ltd.	4,217	21,508
Allied Circuit Co. Ltd.	2,156	9,050
Alltek Technology Corp.	91,800	115,264
Alltop Technology Co. Ltd.	1,000	7,512
Alpha Networks, Inc.	15,000	14,259
Altek Corp.	98,103	130,100
Amazing Microelectronic Corp.	161	395
Ambassador Hotel	38,000	58,912
Ampire Co. Ltd.	24,000	24,081
AMPOC Far-East Co. Ltd.	22,000	70,643
AmTRAN Technology Co. Ltd.	134,468	62,364
Anji Technology Co. Ltd.	3,059	3,008
Apex Dynamics, Inc.	3,000	78,330
Apex International Co. Ltd.(1)	11,421	8,290
Arcadyan Technology Corp.	36,000	254,287
Ardentec Corp.	217,000	548,531
ASE Technology Holding Co. Ltd., ADR	158,975	1,491,185
Asia Cement Corp.	497,000	690,780
Asia Polymer Corp.(2)	92,000	36,763
ASolid Technology Co. Ltd.(1)	10,000	18,265
Asustek Computer, Inc.	125,000	2,569,977
AUO Corp.(1)	646,400	274,634
Avalue Technology, Inc.	16,000	52,435
Avermedia Technologies	49,000	61,955
Axiomtek Co. Ltd.	25,000	75,749
Azurewave Technologies, Inc.	70,000	122,033
Bafang Yunji International Co. Ltd.	10,000	65,834
Bank of Kaohsiung Co. Ltd.	150,380	59,270
Basso Industry Corp.	34,000	42,752
BES Engineering Corp.	145,000	53,148
B'in Live Co. Ltd.	11,355	33,111
Bioteque Corp.	1,000	4,025
Bizlink Holding, Inc.	11,000	230,947
Bonny Worldwide Ltd.(1)	6,000	34,426
Brighton-Best International Taiwan, Inc.	133,000	149,288
Capital Futures Corp.	46,709	78,170
Capital Securities Corp.	361,000	298,224
Career Technology MFG. Co. Ltd.(1)	3,753	1,499
Catcher Technology Co. Ltd.	120,000	833,825
Cathay Financial Holding Co. Ltd.	3,585,624	7,093,067
Central Reinsurance Co. Ltd.	213,406	176,443
Chailease Holding Co. Ltd.	110,000	441,892
Chain Chon Industrial Co. Ltd.	35,000	14,594
Chang Hwa Commercial Bank Ltd.	1,689,576	1,024,114
Channel Well Technology Co. Ltd.	76,000	206,327
Charoen Pokphand Enterprise(2)	61,000	225,624
Cheng Loong Corp.	112,000	66,593
Cheng Mei Materials Technology Corp.(1)	56,871	24,740
Cheng Shin Rubber Industry Co. Ltd.(2)	912,000	1,537,093
Cheng Uei Precision Industry Co. Ltd.(2)	114,000	192,601
Chenming Electronic Technology Corp.(2)	33,000	105,123
Chia Chang Co. Ltd.	7,000	9,078

Chicony Electronics Co. Ltd.	74,000	412,856
Chicony Power Technology Co. Ltd.	22,000	92,871
Chien Kuo Construction Co. Ltd.	68,000	63,547
China Airlines Ltd.	2,129,000	1,558,061
China Bills Finance Corp.	14,000	7,230
China Container Terminal Corp.	12,000	11,631
China Glaze Co. Ltd.	33,000	18,476
China Metal Products	94,000	81,195
China Motor Corp.	9,000	20,198
China Steel Corp.(2)	5,072,000	3,327,789
Chinese Maritime Transport Ltd.(2)	75,000	114,277
Chin-Poon Industrial Co. Ltd.	176,000	194,544
Chipbond Technology Corp.(1)	130,000	279,452
ChipMOS Technologies, Inc.	229,000	215,156
Chong Hong Construction Co. Ltd.	100,000	304,199
Chun Yuan Steel Industry Co. Ltd.	215,000	142,807
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	107,000	534,081
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	13,612
Chunghwa Precision Test Tech Co. Ltd.	4,000	116,948
Clevo Co.(2)	40,000	65,306
CMC Magnetics Corp.(1)	97,960	26,699
Collins Co. Ltd.	42,000	22,191
Compal Electronics, Inc.	1,810,000	1,715,443
Compeq Manufacturing Co. Ltd.(2)	205,000	410,768
Concord International Securities Co. Ltd.	245,704	106,884
Concord Securities Co. Ltd.	412,250	160,490
Continental Holdings Corp.	31,000	24,589
Coremax Corp.	6,548	10,387
Co-Tech Development Corp.	4,000	7,213
Cryomax Cooling System Corp.	32,163	31,702
CTBC Financial Holding Co. Ltd.	4,951,000	6,683,458
CTCI Corp.	206,000	183,016
Cub Elecparts, Inc.	21,000	57,892
CviLux Corp.	51,000	81,316
CyberPower Systems, Inc.	25,000	213,068
DA CIN Construction Co. Ltd.	11,200	22,996
Da-Li Development Co. Ltd.(2)	140,545	232,395
Darfon Electronics Corp.	66,000	81,037
Darwin Precisions Corp.	165,000	61,698
Daxin Materials Corp.	3,000	20,626
Depo Auto Parts Ind Co. Ltd.	55,000	328,998
Dimerco Data System Corp.	13,000	52,461
Dimerco Express Corp.	24,351	67,609
Dynamic Holding Co. Ltd.(2)	97,000	133,141
Dynapack International Technology Corp.(1)(2)	46,000	306,831
E&R Engineering Corp.(1)	2,000	5,248
Eastech Holding Ltd.(2)	23,000	68,655
Elan Microelectronics Corp.	32,000	145,384
Elite Advanced Laser Corp.(1)	9,000	55,832
Elite Material Co. Ltd.	50,000	1,228,153
Emerging Display Technologies Corp.	30,000	23,168
Ennostar, Inc.(1)	120,000	139,744
Eternal Materials Co. Ltd.	183,000	157,549
Eva Airways Corp.(2)	1,682,000	2,272,445
Evergreen International Storage & Transport Corp.	315,000	360,938

Evergreen Marine Corp. Taiwan Ltd.(2)	436,400	3,525,699
EVERGREEN Steel Corp.	23,000	68,788
Everlight Chemical Industrial Corp.	99,000	57,893
Everlight Electronics Co. Ltd.	158,000	424,764
Excelliance Mos Corp.	1,000	2,655
Excelsior Medical Co. Ltd.	28,113	80,060
EZconn Corp.	23,000	345,137
Far Eastern Department Stores Ltd.	517,000	399,451
Far Eastern International Bank	1,375,870	590,416
Far Eastern New Century Corp.	1,151,000	1,253,051
Far EasTone Telecommunications Co. Ltd.	106,000	304,385
Farglory Land Development Co. Ltd.(2)	36,000	73,117
Feedback Technology Corp.	8,640	30,893
First Insurance Co. Ltd.	160,000	147,456
First Steamship Co. Ltd.(1)	156,000	32,869
Fitipower Integrated Technology, Inc.	9,750	69,108
Fittech Co. Ltd.(1)	4,202	9,686
FLEXium Interconnect, Inc.(1)	60,000	107,414
Flytech Technology Co. Ltd.	39,000	144,712
FocalTech Systems Co. Ltd.	36,000	73,936
Forcecon Tech Co. Ltd.	11,312	39,944
Formosa International Hotels Corp.	29,000	188,232
Formosa Optical Technology Co. Ltd.	14,000	74,195
Formosa Taffeta Co. Ltd.	150,000	80,818
Formosan Union Chemical	17,000	10,251
Foxconn Technology Co. Ltd.(2)	683,000	1,363,686
Foxsemicon Integrated Technology, Inc.	32,000	315,640
Franbo Lines Corp.	221,629	150,349
Froch Enterprise Co. Ltd.	42,000	21,365
FSP Technology, Inc.	4,000	8,144
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,324
Fu Hua Innovation Co. Ltd.	269,499	312,343
Fubon Financial Holding Co. Ltd.	2,305,985	6,078,765
Fulgent Sun International Holding Co. Ltd.	59,891	204,970
Full Wang International Development Co. Ltd.(1)	3,701	3,388
Fulltech Fiber Glass Corp.(1)	57,593	66,181
Fusheng Precision Co. Ltd.	53,000	614,707
G Shank Enterprise Co. Ltd.(2)	28,591	69,712
Gallant Precision Machining Co. Ltd.	17,000	43,338
Gamania Digital Entertainment Co. Ltd.	45,000	109,912
GEM Services, Inc.	1,000	2,259
Gemtek Technology Corp.	129,000	113,002
General Interface Solution GIS Holding Ltd.(1)	67,000	103,679
Genius Electronic Optical Co. Ltd.	13,000	168,651
Getac Holdings Corp.(1)	58,000	232,425
Giant Manufacturing Co. Ltd.(2)	206,000	815,254
Gigabyte Technology Co. Ltd.	75,000	675,051
Global Brands Manufacture Ltd.	137,760	394,106
Global Lighting Technologies, Inc.	3,000	4,128
Global PMX Co. Ltd.	24,000	74,971
Globe Union Industrial Corp.	73,000	26,237
GMI Technology, Inc.(2)	85,000	141,100
Gold Circuit Electronics Ltd.	8,100	68,923
Goldsun Building Materials Co. Ltd.(2)	319,000	441,096
Gordon Auto Body Parts	59,000	61,219

Gourmet Master Co. Ltd.	29,000	89,171
Grand Fortune Securities Co. Ltd.	119,600	48,766
Great Tree Pharmacy Co. Ltd.	1,805	9,507
Great Wall Enterprise Co. Ltd.	230,000	487,251
Greatek Electronics, Inc.	81,000	152,817
Group Up Industrial Co. Ltd.	10,000	64,160
Hai Kwang Enterprise Corp.(1)	4,200	2,251
Hannstar Board Corp.	148,160	295,428
HannStar Display Corp.(1)	48,000	11,689
HannsTouch Holdings Co.(1)	44,000	9,642
Hanpin Electron Co. Ltd.	31,000	48,286
Hey Song Corp.	13,000	17,840
Highwealth Construction Corp.(2)	587,000	777,058
Hi-Lai Foods Co. Ltd.	10,000	51,019
Hitron Technology, Inc.	62,000	43,236
Hiyes International Co. Ltd.(2)	30,222	123,448
Ho Tung Chemical Corp.	23,000	6,050
Holy Stone Enterprise Co. Ltd.	31,500	89,501
Hong Ho Precision Textile Co. Ltd.	46,000	40,523
Hong TAI Electric Industrial	33,000	36,381
Hotai Finance Co. Ltd.	47,300	109,329
Hotai Motor Co. Ltd.	88,000	1,861,905
Hotel Holiday Garden(1)	15,592	6,922
Hsin Ba Ba Corp.	38,000	101,894
Hua Nan Financial Holdings Co. Ltd.	242,400	212,082
Huaku Development Co. Ltd.	35,200	131,578
Huang Hsiang Construction Corp.	35,000	61,090
Hung Sheng Construction Ltd.	190,000	160,752
Hwacom Systems, Inc.	58,000	40,096
Hwang Chang General Contractor Co. Ltd.(2)	74,247	219,517
IBF Financial Holdings Co. Ltd.	87,796	36,387
I-Chiun Precision Industry Co. Ltd.(2)	37,458	98,409
IEI Integration Corp.	16,000	44,325
IKKA Holdings Cayman Ltd.	12,000	38,092
Innodisk Corp.	17,685	137,471
Innolux Corp.(2)	1,850,868	743,373
Inpaq Technology Co. Ltd.(2)	35,000	82,970
Integrated Service Technology, Inc.	23,000	80,242
International CSRC Investment Holdings Co.(1)	72,000	26,691
International Games System Co. Ltd.	12,000	334,170
Inventec Corp.(2)	449,000	621,691
Iron Force Industrial Co. Ltd.	296	930
ITE Technology, Inc.	10,000	44,528
ITEQ Corp.(2)	51,000	147,373
Jarllytec Co. Ltd.	10,000	38,918
Jean Co. Ltd.	37,254	30,842
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	8,077
Jinan Acetate Chemical Co. Ltd.(2)	48,852	1,380,767
Johnson Health Tech Co. Ltd.	46,000	225,017
Jourdeness Group Ltd.	7,000	8,503
Kaimei Electronic Corp.	29,000	57,866
Kaori Heat Treatment Co. Ltd.(1)	7,000	55,146
Kedge Construction Co. Ltd.	9,180	24,511
Kenda Rubber Industrial Co. Ltd.	47,000	37,131
Kenmec Mechanical Engineering Co. Ltd.(1)	38,188	86,292

Kerry TJ Logistics Co. Ltd.	38,000	46,321
KGI Financial Holding Co. Ltd.	1,584,728	905,410
KGI Financial Holding Co. Ltd., Preference Shares	59,976	15,611
Kindom Development Co. Ltd.	255,000	467,899
King Polytechnic Engineering Co. Ltd.	23,100	39,870
King Yuan Electronics Co. Ltd.	263,000	833,250
King's Town Bank Co. Ltd.	496,000	825,922
Kinik Co.	12,000	110,408
Kinpo Electronics	220,000	154,372
Kinsus Interconnect Technology Corp.	43,000	114,567
KNH Enterprise Co. Ltd.	27,000	19,083
Ko Ja Cayman Co. Ltd.	10,000	12,982
KS Terminals, Inc.(2)	19,000	34,570
Kung Sing Engineering Corp.(1)	232,000	98,472
Kuo Toong International Co. Ltd.	70,000	127,605
Kura Sushi Asia Co. Ltd.	4,000	10,605
Kwong Lung Enterprise Co. Ltd.	11,000	18,843
L&K Engineering Co. Ltd.	132,390	1,093,168
Lealea Enterprise Co. Ltd.(1)	78,000	18,376
Lelon Electronics Corp.	5,000	12,778
Lemtech Holdings Co. Ltd.	12,000	33,184
Leofoo Development Co. Ltd.(1)	66,000	41,569
Li Peng Enterprise Co. Ltd.(1)	259,000	53,897
Lida Holdings Ltd.	23,000	18,712
Life Travel & Tourist Service Co. Ltd.	9,000	37,595
Lingsen Precision Industries Ltd.(1)	42,000	19,696
Lion Travel Service Co. Ltd.	38,000	208,510
Long Bon International Co. Ltd.(1)	235,000	138,224
Longchen Paper & Packaging Co. Ltd.(1)	71,000	20,379
Longwell Co.(2)	34,000	107,788
Lotes Co. Ltd.	20,000	854,109
Lotus Pharmaceutical Co. Ltd.	17,000	131,677
Lumax International Corp. Ltd.	55,000	186,551
Macnica Anstek, Inc.	37,000	101,244
Macnica Galaxy, Inc.	27,000	88,090
Makalot Industrial Co. Ltd.(2)	128,700	1,173,992
Man Zai Industrial Co. Ltd.	13,650	12,624
Marketech International Corp.	25,000	142,470
Materials Analysis Technology, Inc.	8,414	40,287
Mayer Steel Pipe Corp.	23,200	21,986
Megaforce Co. Ltd.	3,000	3,767
Merry Electronics Co. Ltd.	65,980	275,331
MIN AIK Technology Co. Ltd.	1,000	752
Mirle Automation Corp.(2)	15,000	29,032
MPI Corp.	19,000	496,459
My Humble House Hospitality Management Consulting(1)	27,000	38,147
Namchow Holdings Co. Ltd.	73,000	114,200
Nan Liu Enterprise Co. Ltd.	1,000	2,002
Nan Pao Resins Chemical Co. Ltd.	16,000	186,428
Nan Ya Printed Circuit Board Corp.	20,000	68,440
Nang Kuang Pharmaceutical Co. Ltd.	11,000	13,524
Nantex Industry Co. Ltd.	9,000	7,361
Nanya Technology Corp.(1)	112,000	166,605
Netronix, Inc.	54,000	213,047
Nexcom International Co. Ltd.	27,000	70,317

Nichidenbo Corp.	28,000	71,533
Niching Industrial Corp.	7,869	14,642
Nien Made Enterprise Co. Ltd.	38,000	543,697
Niko Semiconductor Co. Ltd.	6,612	9,667
Nova Technology Corp.	21,000	116,214
Novatek Microelectronics Corp.	68,000	1,158,067
O-Bank Co. Ltd.	713,000	224,169
Orient Semiconductor Electronics Ltd.(2)	134,000	165,029
O-TA Precision Industry Co. Ltd.	14,000	31,583
Pacific Construction Co.	67,000	23,544
Pacific Hospital Supply Co. Ltd.	1,000	3,071
Pegatron Corp.	113,000	312,598
PharmaEngine, Inc.	9,000	26,974
Pou Chen Corp.	1,617,000	1,668,174
Powerchip Semiconductor Manufacturing Corp.(1)	301,000	153,303
Powertech Technology, Inc.	205,000	787,940
Poya International Co. Ltd.	3,090	51,613
President Chain Store Corp.	64,000	545,001
President Securities Corp.	598,000	450,278
Primax Electronics Ltd.	78,000	201,395
Prince Housing & Development Corp.	83,000	26,403
Prosperity Dielectrics Co. Ltd.	19,000	23,770
Quanta Storage, Inc.	129,000	361,538
Quintain Steel Co. Ltd.(1)	51,353	16,968
Radiant Opto-Electronics Corp.	97,000	473,465
Radium Life Tech Co. Ltd.(1)	395,369	178,157
Realtek Semiconductor Corp.	93,000	1,658,317
Rechi Precision Co. Ltd.	238,000	233,792
Rexon Industrial Corp. Ltd.	26,000	26,270
Rich Development Co. Ltd.	146,520	45,221
Rich Honour International Designs Co. Ltd.	10,000	21,517
Richmond International Travel & Tours Co. Ltd.	7,000	29,396
Rodex Fasteners Corp.	11,000	13,079
Roo Hsing Co. Ltd.(1)	30,000	3,442
Roundtop Machinery Industries Co. Ltd.	5,000	4,988
San Fang Chemical Industry Co. Ltd.	185,000	235,292
Sanyang Motor Co. Ltd.	223,000	521,122
Scientech Corp.	8,000	74,582
Sea & Land Integrated Corp.	3,400	2,521
Senao Networks, Inc.	27,489	158,561
Sesoda Corp.(2)	149,000	165,396
Shanghai Commercial & Savings Bank Ltd.	91,000	140,869
Sharehope Medicine Co. Ltd.	19,656	18,493
ShenMao Technology, Inc.	16,000	33,900
Shih Her Technologies, Inc.	4,000	16,663
Shih Wei Navigation Co. Ltd.(1)	48,773	27,190
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	3,895
Shin Kong Financial Holding Co. Ltd.(1)	8,542,148	3,413,047
Shin Ruenn Development Co. Ltd.	29,000	61,158
Shin Zu Shing Co. Ltd.	54,693	322,476
Shinkong Insurance Co. Ltd.	121,000	421,643
Sigurd Microelectronics Corp.	241,000	614,354
Simplo Technology Co. Ltd.	75,000	931,129
Sincere Navigation Corp.	77,000	60,591
Sinmag Equipment Corp.	6,000	29,066

Sino-American Silicon Products, Inc.	24,000	89,575
Sinon Corp.	156,000	223,219
SinoPac Financial Holdings Co. Ltd.	4,595,755	3,495,935
Sinopower Semiconductor, Inc.	12,000	41,188
Sinyi Realty, Inc.	1,000	919
Sitronix Technology Corp.	5,000	35,844
Siward Crystal Technology Co. Ltd.	27,000	20,186
Softstar Entertainment, Inc.(1)	2,631	4,692
Soft-World International Corp.	32,000	110,835
Solteam, Inc.	28,399	48,358
Speed Tech Corp.	43,000	62,602
Sports Gear Co. Ltd.	6,000	23,234
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	136,788
Sunrex Technology Corp.	62,000	107,660
Sunspring Metal Corp.	90,000	75,614
Sunty Development Co. Ltd.	43,000	22,140
Superalloy Industrial Co. Ltd.	31,000	57,741
Supreme Electronics Co. Ltd.(2)	141,487	232,592
Symtek Automation Asia Co. Ltd.	10,069	57,190
Syncmold Enterprise Corp.	2,000	5,090
Synnex Technology International Corp.	377,000	889,520
Syscom Computer Engineering Co.	13,000	25,255
T3EX Global Holdings Corp.	5,000	13,220
TA Chen Stainless Pipe	1,050,000	1,236,283
TA-I Technology Co. Ltd.	4,000	6,109
Tai Tung Communication Co. Ltd.(1)	5,000	3,709
Taichung Commercial Bank Co. Ltd.	2,236,421	1,525,452
TaiDoc Technology Corp.	8,000	36,973
Taiflex Scientific Co. Ltd.	34,516	53,526
Taimide Tech, Inc.	2,000	3,880
Tai-Saw Technology Co. Ltd.	19,000	12,215
Taishin Financial Holding Co. Ltd.(2)	5,059,666	2,879,621
TAI-TECH Advanced Electronics Co. Ltd.(2)	21,000	72,983
Taiwan Business Bank	3,604,530	1,761,840
Taiwan Cogeneration Corp.	3,610	5,436
Taiwan Fertilizer Co. Ltd.	30,000	52,019
Taiwan Fire & Marine Insurance Co. Ltd.	102,000	117,244
Taiwan FU Hsing Industrial Co. Ltd.	54,000	90,322
Taiwan High Speed Rail Corp.	307,000	280,234
Taiwan Hon Chuan Enterprise Co. Ltd.	132,202	643,234
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	46,503
Taiwan Line Tek Electronic	22,660	15,977
Taiwan Navigation Co. Ltd.	58,000	56,044
Taiwan Paiho Ltd.	177,000	340,175
Taiwan PCB Techvest Co. Ltd.	25,000	26,294
Taiwan Surface Mounting Technology Corp.	135,000	487,549
Taiwan Takisawa Technology Co. Ltd.	17,000	26,403
Taiwan Union Technology Corp.	62,000	347,541
Tatung Co. Ltd.(1)	401,000	553,181
TBI Motion Technology Co. Ltd.(1)(2)	58,000	77,260
TCC Group Holdings Co. Ltd.	52,000	50,750
Te Chang Construction Co. Ltd.	26,000	51,185
Team Group, Inc.(1)	59,000	140,885
Teco Electric & Machinery Co. Ltd.	195,000	339,320
Test Research, Inc.	42,000	155,484

Thinking Electronic Industrial Co. Ltd.	5,000	22,759
Thye Ming Industrial Co. Ltd.	54,000	124,362
Tigerair Taiwan Co. Ltd.(1)	20,000	63,950
Ton Yi Industrial Corp.	543,000	371,019
Tong Yang Industry Co. Ltd.(2)	191,000	823,909
Topco Scientific Co. Ltd.	46,866	404,836
Topkey Corp.	29,000	187,240
TPK Holding Co. Ltd.(1)	78,000	79,289
Tripod Technology Corp.	162,000	1,143,795
Trusval Technology Co. Ltd.	18,000	119,270
Tsang Yow Industrial Co. Ltd.	20,000	15,822
Tsann Kuen Enterprise Co. Ltd.	28,331	23,816
TSEC Corp.	156,000	79,724
TSRC Corp.	82,000	49,833
TTFB Co. Ltd.	3,300	22,930
Tung Ho Steel Enterprise Corp.	269,000	576,964
Tung Thih Electronic Co. Ltd.	16,500	34,521
TXC Corp.	72,000	223,993
TYC Brother Industrial Co. Ltd.	140,000	216,308
UDE Corp.	43,000	125,789
U-Ming Marine Transport Corp.(2)	127,000	236,249
Unic Technology Corp.	37,000	35,702
Union Bank of Taiwan	568,520	324,811
Union Insurance Co. Ltd.(1)	26,000	22,730
Uni-President Enterprises Corp.	1,373,000	3,630,270
Unitech Printed Circuit Board Corp.(1)(2)	203,273	171,327
United Integrated Services Co. Ltd.	42,000	771,407
United Microelectronics Corp.(2)	1,621,000	2,495,881
United Orthopedic Corp.	18,000	62,650
Universal Cement Corp.	101,796	104,452
USI Corp.	102,000	32,714
Utechzone Co. Ltd.	3,000	8,448
Vanguard International Semiconductor Corp.(2)	265,000	731,377
Ventec International Group Co. Ltd.	18,000	44,176
Viking Tech Corp.	11,000	11,934
Wah Lee Industrial Corp.	36,000	128,263
Walsin Technology Corp.	21,000	56,408
Walton Advanced Engineering, Inc.	108,000	46,524
Wan Hai Lines Ltd.(2)	348,850	1,247,793
Wei Chuan Foods Corp.	7,000	3,829
Weikeng Industrial Co. Ltd.	49,000	53,133
Well Shin Technology Co. Ltd.	15,000	28,779
Wholetech System Hitech Ltd.	32,000	98,407
Winbond Electronics Corp.(1)	541,173	314,266
Winstek Semiconductor Co. Ltd.	14,000	43,499
Wisdom Marine Lines Co. Ltd.(2)	363,000	776,287
Wistron Corp.(2)	401,000	1,528,174
WNC Corp.	221,072	896,487
Wonderful Hi-Tech Co. Ltd.	21,000	27,832
Wowprime Corp.(2)	42,790	358,213
WPG Holdings Ltd.	119,000	277,133
WT Microelectronics Co. Ltd.	30,791	125,713
WUS Printed Circuit Co. Ltd.(2)	50,000	70,921
WW Holding, Inc.	6,000	16,694
Xxentria Technology Materials Corp.	16,350	26,886

Yang Ming Marine Transport Corp.(2)	1,019,000	2,680,819
Yankey Engineering Co. Ltd.	7,822	113,177
YC INOX Co. Ltd.(1)	6,379	4,870
YCC Parts Manufacturing Co. Ltd.	11,000	18,914
Yem Chio Co. Ltd.	23,000	12,420
Yen Sun Technology Corp.(1)	20,000	27,916
Yeong Guan Energy Technology Group Co. Ltd.(1)	10,028	9,077
YFY, Inc.	98,000	90,008
Yieh Phui Enterprise Co. Ltd.	348,380	175,982
Youngtek Electronics Corp.	16,000	32,623
Yuanta Financial Holding Co. Ltd.	1,347,814	1,396,804
Yuanta Futures Co. Ltd.(2)	40,062	112,174
Yulon Finance Corp.(2)	104,916	384,871
Yulon Motor Co. Ltd.	123,208	149,065
Yungshin Construction & Development Co. Ltd.	60,000	256,187
YungShin Global Holding Corp.	30,000	61,240
Zenitron Corp.	62,000	69,601
Zero One Technology Co. Ltd.	31,000	117,213
Zhen Ding Technology Holding Ltd.(2)	246,000	834,876
Zippy Technology Corp.	5,000	8,988
		145,298,865
Thailand — 1.5%
AAPICO Hitech PCL, NVDR	30,600	12,693
Advanced Info Service PCL, NVDR	233,800	2,033,553
AEON Thana Sinsap Thailand PCL, NVDR	37,200	116,637
Amata Corp. PCL, NVDR	109,300	48,300
Asia Plus Group Holdings PCL, NVDR	235,500	14,271
Bangchak Corp. PCL, NVDR	468,700	516,665
Bangchak Sriracha PCL, NVDR	109,800	16,684
Bangkok Chain Hospital PCL, NVDR	182,500	76,075
Banpu PCL, NVDR	3,488,400	492,501
BCPG PCL, NVDR	9,500	1,779
BEC World PCL, NVDR	156,900	18,542
BG Container Glass PCL, NVDR	16,200	2,458
Buriram Sugar PCL, NVDR	111,700	14,348
Cal-Comp Electronics Thailand PCL, NVDR	1,657,100	276,978
Central Plaza Hotel PCL, NVDR	138,600	91,002
CH Karnchang PCL, NVDR	104,400	47,367
Charoen Pokphand Foods PCL, NVDR	364,300	271,512
Dynasty Ceramic PCL, NVDR	546,100	24,456
Ekachai Medical Care PCL, NVDR	143,704	26,255
Erawan Group PCL, NVDR	848,200	54,193
G J Steel PCL, NVDR(1)	1,926,300	7,604
GFPT PCL, NVDR	119,500	36,036
Gunkul Engineering PCL, NVDR	82,300	3,653
Home Product Center PCL, NVDR	1,008,900	236,178
Ichitan Group PCL, NVDR	114,900	35,693
Interlink Communication PCL, NVDR	14,000	2,152
Italian-Thai Development PCL, NVDR(1)	1,023,300	9,345
Jaymart Group Holdings PCL, NVDR	800	152
Karmarts PCL, NVDR	6,534	1,451
Kasikornbank PCL, NVDR	24,800	116,322
KCE Electronics PCL, NVDR	275,300	132,157
KGI Securities Thailand PCL, NVDR	246,300	28,656
Krung Thai Bank PCL, NVDR	650,800	439,543

Lanna Resources PCL, NVDR	300	142
Major Cineplex Group PCL, NVDR	118,600	32,552
MC Group PCL, NVDR	60,900	18,526
Mega Lifesciences PCL, NVDR	155,100	120,667
Minor International PCL, NVDR	712,400	537,796
MK Restaurants Group PCL, NVDR	59,200	25,616
Muangthai Capital PCL, NVDR	195,600	248,215
Northeast Rubber PCL, NVDR	177,800	22,521
Origin Property PCL, NVDR	1,600	85
Plan B Media PCL, NVDR	315,900	52,925
Polyplex Thailand PCL, NVDR	14,600	4,534
Precious Shipping PCL, NVDR	178,800	35,147
Premier Marketing PCL, NVDR	13,900	4,782
Prima Marine PCL, NVDR	454,500	77,488
Pruksa Holding PCL, NVDR	158,600	21,162
PTG Energy PCL, NVDR	230,200	44,153
PTT Exploration & Production PCL, NVDR	228,300	680,273
PTT Global Chemical PCL, NVDR	609,700	385,626
PTT PCL, NVDR	1,799,500	1,629,051
Regional Container Lines PCL, NVDR	174,400	139,229
Sabina PCL, NVDR	38,100	18,891
Samart Corp. PCL, NVDR(1)	152,300	28,740
SC Asset Corp. PCL, NVDR	43,600	2,160
SCGJWD Logistics PCL, NVDR	300	78
Siam Global House PCL, NVDR	4,855	811
Somboon Advance Technology PCL, NVDR	37,400	13,902
SPCG PCL, NVDR	48,600	11,764
Sri Trang Agro-Industry PCL, NVDR	1,400	544
Srithai Superware PCL, NVDR	354,100	11,538
Srivichai Vejvivat PCL, NVDR	12,700	2,766
Star Petroleum Refining PCL, NVDR	518,000	89,912
Super Energy Corp. PCL, NVDR(1)	2,013,000	10,387
Susco PCL, NVDR	201,200	16,656
SVI PCL, NVDR	27,300	5,654
Thai Oil PCL, NVDR	290,100	262,295
Thai Union Group PCL, NVDR	673,800	204,992
Thaifoods Group PCL, NVDR	709,060	109,997
Thonburi Healthcare Group PCL, NVDR(1)	200	56
Thoresen Thai Agencies PCL, NVDR	513,200	65,274
TIDLOR Holdings PCL, NVDR	173,004	89,065
Tipco Asphalt PCL, NVDR	50,700	22,236
Tisco Financial Group PCL, NVDR	300	890
TPI Polene PCL, NVDR	451,500	12,795
TPI Polene Power PCL, NVDR	126,200	8,604
		10,275,708
Turkey — 0.8%
Akbank TAS	543,804	707,164
Aksa Enerji Uretim AS	116,481	96,394
Albaraka Turk Katilim Bankasi AS	661,729	113,145
Anadolu Anonim Turk Sigorta Sirketi	59,712	134,078
Bera Holding AS(1)	264,901	94,942
Bursa Cimento Fabrikasi AS	496,699	89,190
Cemtas Celik Makina Sanayi Ve Ticaret AS	167,022	49,476
Dogus Otomotiv Servis ve Ticaret AS(2)	17,065	75,501
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	420

GSD Holding AS(1)	408,308	37,923
Haci Omer Sabanci Holding AS(2)	193,022	380,627
Is Finansal Kiralama AS(1)	75,356	22,142
Is Yatirim Menkul Degerler AS	241,459	201,924
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	2,121
KOC Holding AS	32,553	117,733
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	16,450
Naturelgaz Sanayi ve Ticaret AS	374,069	83,088
NET Holding AS(1)	92,984	96,972
Pegasus Hava Tasimaciligi AS(1)	46,301	284,996
Polisan Holding AS(1)	299,022	147,429
Sekerbank Turk AS(1)	482,100	55,462
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	2,069
Tekfen Holding AS	29,741	84,195
Turk Hava Yollari AO(1)(2)	84,860	591,920
Turkcell Iletisim Hizmetleri AS, ADR	108,676	660,750
Turkiye Halk Bankasi AS(1)	6,497	3,223
Turkiye Is Bankasi AS, C Shares	1,197,717	328,596
Turkiye Petrol Rafinerileri AS	44,988	142,297
Turkiye Sigorta AS	16,373	6,890
Turkiye Sinai Kalkinma Bankasi AS(1)	547,914	152,413
Turkiye Vakiflar Bankasi TAO, D Shares(1)	406,512	233,899
Ulker Biskuvi Sanayi AS(1)	24,189	65,172
Vakif Finansal Kiralama AS(1)	373,005	19,601
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	99
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,084	2,607
Yapi ve Kredi Bankasi AS(1)(2)	489,201	317,878
Zorlu Enerji Elektrik Uretim AS(1)	128,004	9,761
		5,428,547
TOTAL COMMON STOCKS (Cost $600,110,739)		684,546,716
RIGHTS — 0.0%
India — 0.0%
Mahindra & Mahindra Financial Services Ltd.(1)	10,905	8,429
South Korea — 0.0%
Hanwha Aerospace Co. Ltd.(1)	609	51,419
TOTAL RIGHTS (Cost $—)		59,848
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	441
Malaysia — 0.0%
PESTEC International Bhd.(1)	1,700	26
Supermax Corp. Bhd.(1)	16,771	828
		854
Thailand — 0.0%
Better World Green PCL, NVDR(1)	3,267	1
Buriram Sugar PCL, NVDR(1)	8,450	36
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	49
Northeast Rubber PCL, NVDR(1)	29,283	195
Origin Property PCL, NVDR(1)	400	3
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
		284
TOTAL WARRANTS (Cost $—)		1,579

SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	477,312	477,312
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,926,047	4,926,047
TOTAL SHORT-TERM INVESTMENTS (Cost $5,403,359)		5,403,359
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $605,514,098)		690,011,502
OTHER ASSETS AND LIABILITIES — (1.4)%		(9,442,433)
TOTAL NET ASSETS — 100.0%		$680,569,069

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.1%
Consumer Discretionary	13.6%
Materials	12.5%
Industrials	11.9%
Information Technology	8.7%
Communication Services	5.7%
Energy	5.0%
Consumer Staples	4.8%
Health Care	4.3%
Utilities	2.6%
Real Estate	2.4%
Short-Term Investments	0.8%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,627,248. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $43,832,291, which includes securities collateral of $38,906,244.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,670,262	$19,118,679	—
Chile	1,040,615	3,923,879	—
China	10,670,851	163,658,335	—
Greece	—	5,024,581	—
Hong Kong	—	24,533	—
Hungary	—	2,133,534	—
India	489,146	149,580,687	—
Indonesia	1,836,130	9,592,635	—
Malaysia	—	12,142,620	—
Mexico	2,089,644	12,866,440	—
Philippines	897	4,157,935	—
Poland	—	7,502,722	—
Russia	—	2	—
South Africa	6,424,986	18,774,555	—
South Korea	11,761,456	66,058,472	—
Taiwan	1,491,185	143,807,680	—
Thailand	—	10,275,708	—
Turkey	660,750	4,767,797	—
Rights	—	59,848	—
Warrants	—	1,579	—
Short-Term Investments	5,403,359	—	—
	$56,539,281	$633,472,221	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.